Capital Management - Summary of Regulatory Capital Measure and Risk-Weighted Assets (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Fixed Rate of Instruments [Abstract]
CET1 Capital	$ 50,895	$ 60,891
Tier 1 Capital	57,767	67,121
Total Capital	66,504	75,309
TLAC	110,810	120,663
Risk-Weighted Assets	412,943	363,997
Leverage Exposures	$ 1,369,745	$ 1,189,990
CET1 Ratio	12.30%	16.70%
Tier 1 Capital Ratio	14.00%	18.40%
Total Capital Ratio	16.10%	20.70%
TLAC Ratio	26.80%	33.10%
Leverage Ratio	4.20%	5.60%
TLAC Leverage Ratio	8.10%	10.10%